Capital stock (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares
Capital stock
Exercised	185,000
Share-based payments | $	$ 288	$ 47	$ 135
Anti-dilutive stock option excluded from calculation of diluted earnings per share before discontinued operations as exercise price exceeded the share price on TSX Venture Exchange | shares	1,225,000	453,400	807,150